SIX CIRCLES FUNDS
Six Circles Multi-Strategy Fund
Supplement dated April 9, 2025
to the Prospectus dated September 18, 2024, as supplemented
(the “Prospectus”)
On March 11, 2025, the Board of Trustees for the Six Circles Multi-Strategy Fund (the “Fund”) approved the addition of BlackRock Investment Management, LLC (“BlackRock”) as an additional sub‑adviser to the Fund, effective April 9, 2025 (the “Effective Date”). On the Effective Date, BlackRock will begin managing Fund assets allocated to BlackRock by J.P. Morgan Private Investments Inc., the Fund’s adviser, pursuant to BlackRock’s Global Equity Market Neutral investment strategy.
Accordingly, on the Effective Date, the Fund’s Prospectus is hereby revised as follows:
The fourth sentence of the third full paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the fourth sentence of the ninth paragraph under the “More About the Fund — SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
The Adviser engages the following Sub‑Advisers: AHL Partners LLP (“AHL”), Pacific Investment Management Co. (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Dynamic Beta Investments LLC (“DBi”) and BlackRock Investment Management, LLC (“BlackRock”). BlackRock currently allocates assets to BlackRock International Limited (“BIL”).
The following are added as the eighth and ninth paragraphs of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the sixteenth and seventeenth paragraphs of the “More About the Fund — SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to BlackRock:
BlackRock — Global Equity Market Neutral Strategy
With respect to the portion of the Fund allocated to BlackRock’s Global Equity Market Neutral investment strategy, BlackRock will seek to produce returns that have a low correlation to the returns of the equity markets in which the Fund invests. BlackRock pursues this market-neutral strategy by taking both long and short positions primarily across a variety of developed market equity instruments. BlackRock expects to maintain long and short positions primarily through the use of swap agreements (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and other derivative instruments, such as futures. Although BlackRock intends to maintain an overall long position in its portfolio investments, BlackRock generally expects to maintain significant short positions in equity securities and equity-related instruments. In certain circumstances, these short positions may approach or reach the size of the overall long position. BlackRock looks to identify overvalued, undervalued or mispriced stocks and other equity instruments through proprietary ranking techniques. BlackRock takes long positions primarily in securities that BlackRock has identified as attractive and short positions in such securities that BlackRock has identified as overvalued or poised for underperformance. BlackRock may utilize derivative instruments as a significant part of its strategy. BlackRock may engage in active and frequent trading of portfolio securities to achieve its investment strategy.
For an initial period, BlackRock expects to invest the Fund assets allocated by the Adviser to the Global Equity Market Neutral investment strategy exclusively in one or more BlackRock-advised mutual funds or exchange-traded funds that engage in substantially similar investment strategies.
The following risk disclosure is added to the end of “Derivatives Risk” in the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus:
The Fund will transact in contracts for difference, a type of swap, which may increase the Fund’s financial risk to the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio. Contracts for difference are not registered with the Securities and Exchange Commission (the “SEC”) or any U.S. regulator.

The first paragraph under the “Risk/Return Summary — Management — Sub‑Advisers” section of the Prospectus is hereby deleted and replaced with the following:
The Adviser allocates Fund assets for each investment strategy to Sub‑Advisers (BlackRock in turn allocates assets to its Sub‑Sub‑Adviser), which allocations may be adjusted at any time. AHL, PIMCO, T. Rowe Price, DBi and BlackRock are the current Sub‑Advisers to the Fund and BIL is the current Sub‑Sub‑Adviser to the Fund.
The following is added to the end of the “Risk/Return Summary — Management — Sub‑Advisers” section of the Prospectus relating to BlackRock:
BLACKROCK and BIL

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser
Raffaele Savi	2025	Senior Managing Director
Kevin Franklin	2025	Managing Director
Richard Mathieson	2025	Managing Director
The following paragraph replaces the final paragraph of the “Derivatives Risk” in the “More About the Fund — Investment Risks” section of the Prospectus:
Certain of the Fund’s transactions in futures, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. The Fund will also transact in contracts for difference, which may increase the Fund’s financial risk to the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio. Contracts for difference are not registered with the Securities and Exchange Commission (the “SEC”) or any U.S. regulator.
The following is added to the end of the “The Fund’s Management and Administration — The Portfolio Managers — Sub‑Advisers” section of the Prospectus, relating to BlackRock:
BlackRock and BIL
BlackRock, located at 50 Hudson Yards, New York, NY 10001, serves as a Sub‑Adviser to the Fund under a Sub‑Advisory Agreement with the Adviser on behalf of the Fund. BlackRock is registered as an investment adviser with the SEC and was founded in 1988. BIL, located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom, serves as Sub‑Sub‑Adviser to the Fund under a sub‑sub‑advisory agreement with BlackRock. BIL is registered as an investment adviser with the SEC and was organized in 1995. As of December 31, 2024, BlackRock and its affiliates had assets under management of approximately $11.551 trillion.
Portfolio Managers:
Raffaele Savi, Kevin Franklin and Richard Mathieson serve as portfolio managers to the Fund.
Raffaele Savi, Senior Managing Director, is Global Head of BlackRock Systematic (BSYS) and Co‑CIO and Co‑Head of Systematic Active Equity (SAE). He is a member of BlackRock’s Global Executive Committee and its Investment Sub Committee and Talent Sub Committee. Mr. Savi is the GEC Executive Sponsor for BlackRock’s Interfaith, Culture and Allies Network (ICN). As head of BSYS, Mr. Savi leads the firm’s quantitative investing teams, including fixed income, equity and factor strategies. In 2006, Mr. Savi joined Barclay’s Global Investors (BGI), which merged with BlackRock in 2009. At BGI, Mr. Savi was global head of portfolio management for active equities and also served as its head of investments for European active equities. Mr. Savi joined BGI from Capitalia where he held several executive roles in its asset management division between 1998 and 2005. His industry experience includes serving as board member and advisor to several pension funds and investment companies. Mr. Savi is a lecturer for the Master of Financial Engineering Program at Haas School of Business at University of California, Berkeley since 2022. He was Adjunct Professor of Quantitative Finance at the University of Rome from 2002 to 2006. Mr. Savi earned a degree in electronic engineering from the University of Rome in 1997.

Kevin Franklin, Managing Director, is a member of BlackRock’s Systematic Active Equity Investment Group. He is responsible for BlackRock’s Global Equity Strategies. Mr. Franklin rejoined the firm in 2010, building on five prior years of service with Barclays Global Investors (BGI), which merged with BlackRock in 2009. He joined BlackRock after a year as head of Automated Trading at Marble Bar Asset Management in London, where he was responsible for MBAM’s European systematic equity long-short product. At BGI, his previous roles include head of Portfolio Management for The 32 Capital Fund equity long-short strategy, as well as head of Market Neutral, Europe Active Equities. Prior to joining BGI, Mr. Franklin was a portfolio manager and trader at Horizon Asset Limited. Mr. Franklin earned a BS degree in applied physics and history from the California Institute of Technology in 2000.
Richard Mathieson, CA, Managing Director, is a member of BlackRock’s Systematic Active Equity Investment Group. He is a Portfolio Manager responsible for global equity strategies. Prior to this he led the Investment Strategy team in EMEA for Systematic Active Equity. Mr. Mathieson’s service with BlackRock dates back to 2002, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. Prior to rejoining BGI in 2008, Mr. Mathieson was an equity analyst for a specialist investment company focused on European financial stocks. Previously he was with BGI as a senior portfolio manager, where he was responsible for managing both long only and market neutral strategies. Mr. Mathieson qualified as a Chartered Accountant with PricewaterhouseCoopers in 2000, and holds a Bachelor of Accountancy from the University of Glasgow.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SIX CIRCLES FUNDS

Six Circles Multi-Strategy Fund

Supplement dated April 9, 2025

to the Statement of Additional Information

dated September 18, 2024, as supplemented (“SAI”)

On March 11, 2025, the Board of Trustees for the Six Circles Multi-Strategy Fund (the “Fund”) approved the addition of BlackRock Investment Management, LLC (“BlackRock”) as an additional sub-adviser to the Fund, effective April 9, 2025 (the “Effective Date”). On the Effective Date, BlackRock will begin managing Fund assets allocated to BlackRock by J.P. Morgan Private Investments Inc., the Fund’s adviser, pursuant to BlackRock’s Global Equity Market Neutral investment strategy.

Accordingly, on the Effective Date, the SAI is hereby amended as follows:

The fourth paragraph under the “GENERAL — Miscellaneous” section of Part I of the SAI is hereby deleted and replaced with the following:

The Fund is advised by J.P. Morgan Private Investments Inc. (“JPMPI”) and sub-advised by the following sub-advisers and sub-sub-adviser: AHL Partners LLP (“AHL”), Pacific Investment Management Co. (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Dynamic Beta Investments LLC (“DBi”), BlackRock Investment Management, LLC. (“BlackRock”) and BlackRock International Limited (“BIL”). JPMPI is also referred to herein as the “Adviser.” AHL, PIMCO, T. Rowe Price, DBi and BlackRock are also referred to herein as the “Sub-Advisers” and, individually, as a “Sub-Adviser.” BIL is also referred to herein as a “Sub-Sub-Adviser.” Certain references herein to the Adviser may also include a Sub-Adviser, as the context requires. Additionally, certain references herein to a Sub-Adviser may also include a Sub-Sub-Adviser, as the context requires.

The first paragraph under the “INVESTMENT ADVISER, SUB-ADVISERS — Sub-Advisers” section of Part I of the SAI is hereby deleted and replaced with the following:

AHL, PIMCO, T. Rowe Price, DBi and BlackRock serve as Sub-Advisers to the Multi-Strategy Fund. Each of AHL, PIMCO, T. Rowe Price, DBi and BlackRock is independent of the Adviser. All Sub-Advisers discharge their responsibilities subject to the policies of the Trustees and the supervision of the Adviser. BIL, serves as a Sub-Sub-Adviser to the Fund. Each Sub-Adviser is paid a monthly fee equal to a percentage of the daily net assets of the Fund allocated to it. The Sub-Sub-Adviser is paid a fee from the Sub-Adviser with which it has entered into a sub-sub-advisory agreement.

The following information relating to BlackRock is added to the end of the first table in the “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed — Sub-Advisers” section of Part I of the SAI:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
BlackRock and BIL*
Raffaele Savi	34	$24,660	64	$28,820	20	$31,190
Kevin Franklin	10	6,880	122	11,720	28	29,190
Richard Mathieson	26	21,600	162	22,620	36	44,640

*	As of December 31, 2024

The following information relating to BlackRock is added to the end of the second table in the “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed — Sub-Advisers” section of Part I of the SAI:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
BlackRock and BIL*
Raffaele Savi	—	—	10	$7,500	3	$3,190
Kevin Franklin	—	—	8	2,230	7	7,510
Richard Mathieson	—	—	5	1,800	9	8,810

*	As of December 31, 2024

The following replaces the discussion of BlackRock under “INVESTMENT ADVISER, SUB-ADVISERS AND SUB-SUB-ADVISERS — BlackRock Investment Management, LLC (“BlackRock”)” section of Part II of the SAI:

BlackRock Investment Management, LLC (“BlackRock”). BlackRock has been engaged by JPMPI to serve as investment sub-adviser to the Six Circles Ultra Short Duration Fund, the Six Circles U.S. Unconstrained Equity Fund, the Six Circles International Unconstrained Equity Fund, the Six Circles Global Bond Fund, the Six Circles Tax Aware Bond Fund, the Six Circles Credit Opportunities Fund, the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, the Six Circles Managed Equity Portfolio International Unconstrained Fund and the Six Circles Multi-Strategy Fund pursuant to an investment sub-advisory agreement (the “BlackRock Sub-Advisory Agreement”). BlackRock is a registered investment adviser under the Investment Advisers Act of 1940, as amended. BlackRock is located at 50 Hudson Yards, New York, NY 10001.

BlackRock is paid monthly by JPMPI a fee based on the portion of assets under management of each of the Six Circles Ultra Short Duration Fund, the Six Circles U.S. Unconstrained Equity Fund, the Six Circles International Unconstrained Equity Fund, the Six Circles Global Bond Fund, the Six Circles Tax Aware Bond Fund, the Six Circles Credit Opportunities Fund, the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, the Six Circles Managed Equity Portfolio International Unconstrained Fund and the Six Circles Multi-Strategy Fund allocated to BlackRock, as set forth in the BlackRock Sub-Advisory Agreement.

The BlackRock Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

The following replaces the discussion of BlackRock under “INVESTMENT ADVISER, SUB-ADVISERS AND SUB-SUB-ADVISERS — BlackRock International Limited (“BIL”)” section of Part II of the SAI:

BlackRock International Limited (“BIL”). BIL has been engaged by BlackRock to serve as investment sub-sub-adviser to the Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund pursuant to investment sub-sub-advisory agreements (the “BIL Sub-Sub-Advisory Agreements”). BIL is a registered investment adviser under the Investment Advisers Act of 1940, as amended. BIL is located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom.

BIL is paid monthly by BlackRock a fee based on the portion of assets under management of the Six Circles Global Bond Fund allocated to BlackRock, the portion of assets under management of the Six Circles Credit Opportunities Fund allocated to BlackRock’s High Yield Strategy, and the portion of assets under management of the Six Circles Multi-Strategy Fund allocated to BlackRock, as set forth in the BIL Sub-Sub-Advisory Agreements.

The BIL Sub-Sub-Advisory Agreements will continue in effect for a period of two years from the date of their execution, unless terminated sooner. They may be renewed from year to year hereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.